Schedule II - Condensed Financial Information of Registrant - Statements of Cash Flows (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operations:
Net income	$ (27.7)	$ (172.3)	$ 113.8	$ (155.4)	$ (136.3)	$ 51.8	$ 310.0
Adjustments to reconcile net (loss) income to net cash (used for) provided from operations:
Equity in earnings of subsidiaries						(6.6)	(23.8)
Net realized and unrealized investment (losses) gains	7.8	27.1	(37.0)	52.1	37.7	(50.1)	(241.0)
Amortization of premium on fixed maturity investments			5.9	14.0	16.6	21.1	22.4
Revaluation of contingent consideration					(48.8)
Other operating items:
Net change in other assets and liabilities, net			(42.9)	(52.8)	(50.3)	(6.6)	38.1
Net cash provided from (used for) operations			107.3	(35.0)	(36.0)	(46.8)	9.5
Cash flows from investing activities:
Net change in short-term investments			(157.6)	(342.6)	(1.0)	(202.7)	109.8
Sales of fixed maturities and convertible fixed maturity investments			1,149.9	1,530.7	1,422.4	2,454.7	2,176.5
Sales of common equity securities			247.9	36.0	87.6	851.6	312.6
Purchases of common equity securities			(392.4)	(197.7)	(222.3)	(232.7)	(266.1)
Purchases of fixed maturities and convertible fixed maturity investments			(1,062.9)	(1,089.9)	(1,018.5)	(3,192.3)	(2,458.0)
Net cash (used for) provided from investing activities			(208.0)	(300.0)	66.0	18.5	48.6
Cash flows from financing activities:
Capital contribution from former parent		1.9	1.4	11.5	13.3	89.6
Cash dividends paid to former parent						(27.0)
Net cash provided from financing activities			1.4	334.4	53.6	30.9	(21.2)
Net (decrease) increase in cash during period			(109.1)	8.6	93.5	(6.8)	32.4
Cash and restricted cash balance at beginning of period			230.6	137.1	137.1	143.9	111.5
Cash and restricted cash balance at end of period	$ 121.5	$ 145.7	121.5	$ 145.7	230.6	137.1	143.9
Registrant
Cash flows from operations:
Net income					(156.1)	32.5	291.2
Adjustments to reconcile net (loss) income to net cash (used for) provided from operations:
Equity in earnings of subsidiaries					164.8	(69.1)	(307.0)
Dividends received from subsidiaries					110.0	20.0	48.0
Net realized and unrealized investment (losses) gains					(13.0)	(0.2)	0.1
Amortization of premium on fixed maturity investments					(0.1)		0.1
Revaluation of contingent consideration					(13.6)
Accrued dividends on Series A redeemable preference shares					6.1
Other operating items:
Net change in other assets and liabilities, net					12.6	(6.8)	1.0
Net cash provided from (used for) operations					110.7	(23.6)	33.4
Cash flows from investing activities:
Net change in short-term investments					2.5	(4.5)	(25.1)
Sales of fixed maturities and convertible fixed maturity investments					1.1	16.3	17.5
Sales of common equity securities					59.6	3.2
Purchases of common equity securities					(54.4)	(8.0)
Purchases of fixed maturities and convertible fixed maturity investments						(6.3)	(23.9)
Contributions to subsidiaries					(132.7)	(42.1)
Net cash (used for) provided from investing activities					(123.9)	(41.4)	(31.5)
Cash flows from financing activities:
Capital contribution from former parent					13.3	89.6
Cash dividends paid to former parent						(27.0)
Net cash provided from financing activities					13.3	62.6
Net (decrease) increase in cash during period					0.1	(2.4)	1.9
Cash and restricted cash balance at beginning of period			$ 0.1			$ 2.4	0.5
Cash and restricted cash balance at end of period					$ 0.1		$ 2.4